Long Term Debt - Project Level Secured Term Loans - Short Term Loan Facilities - Additional Information (Detail) ₨ in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2017 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Feb. 28, 2017 USD ($)
Debt Instrument [Line Items]
Short term loan		₨ 835,000	$ 12,824	₨ 2,460,240
Short Term [Member] | Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Short term loan	₨ 2,500,000				$ 39,167
Term of term loan facility	12 months
Credit facility expiration period	Nov. 30, 2018
Interest rate	12.75%
Margin rate	25.00%